Income Taxes (Details) - Schedule of U.S. Federal Statutory Tax Rate and Effective Tax Rate for Financial Statement Purposes	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of USFederal Statutory Tax Rate And Effective Tax Rate For Financial Statement Purposes [Abstract]
US Federal statutory tax rate	21.00%	21.00%	21.00%	21.00%
State taxes			3.20%	3.80%
Permanent differences and other			0.20%	0.10%
Debt extinguishment			(4.30%)	1.70%
Derivative liabilities			5.70%	0.00%
Stock-based compensation			(0.10%)	(2.40%)
Intangible Asset Impairment			(5.40%)	0.00%
Debt discount			0.00%	0.00%
Prior period adjustments to opening deferred tax			0.40%	2.20%
Change in valuation allowance			(20.60%)	(26.40%)
Total	0.00%	0.20%	0.00%	0.00%